Schedule of remuneration of directors and other members of key management personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Share-based compensation	$ 159	$ 795
Director and other members of KMP member
IfrsStatementLineItems [Line Items]
Salaries and employee benefits	2,280	1,516
Share-based compensation	$ 144	$ 487